Consolidated balance sheet - BRL (R$)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	R$ 16,645,571,000	R$ 15,179,753,000
Marketable securities	9,623,714,000	9,932,774,000
Trade accounts receivable	6,214,486,000	6,560,607,000
Inventories	8,659,835,000	8,155,847,000
Recoverable taxes	860,433,000	887,085,000
Current Tax Assets Income Tax Related	858,585,000	659,202,000
Derivative financial instruments	3,109,949,000	1,556,978,000
Advances to suppliers	104,050,000	76,818,000
Other assets	783,477,000	858,005,000
Total current assets	46,860,100,000	43,867,069,000
Non-current assets
Marketable securities	348,297,000	319,680,000
Recoverable taxes	924,429,000	945,699,000
Deferred taxes	122,709,000	1,504,014,000
Derivative financial instruments	8,794,443,000	8,014,683,000
Advances to suppliers	3,179,413,000	2,788,262,000
Judicial deposits	417,696,000	418,301,000
Other assets	193,814,000	187,102,000
Biological assets	27,631,695,000	26,097,164,000
Investments accounted for using equity method	1,128,854,000	1,194,877,000
Property, plant and equipment	63,694,980,000	64,296,187,000
Right of use	5,215,078,000	5,331,789,000
Intangible	12,534,267,000	12,970,692,000
Total non-current assets	124,185,675,000	124,068,450,000
TOTAL ASSETS	171,045,775,000	167,935,519,000
Current liabilities
Trade accounts payable	5,585,058,000	5,141,386,000
Loans, financing and debentures	4,327,219,000	3,004,905,000
Lease liabilities	876,526,000	857,810,000
Derivative financial instruments	1,164,069,000	1,205,029,000
Taxes payable	173,124,000	240,010,000
Income taxes payable	70,181,000	218,238,000
Payroll and charges	864,329,000	1,132,713,000
Dividends payable	7,352,000	1,393,121,000
Advances from customers	120,269,000	132,408,000
Other liabilities	683,783,000	447,251,000
Total current liabilities	13,871,910,000	13,772,871,000
Non-current liabilities
Loans, financing and debentures	88,378,903,000	91,796,352,000
Lease liabilities	5,830,892,000	6,072,080,000
Derivative financial instruments	7,274,267,000	8,136,320,000
Provision for judicial liabilities	2,755,699,000	2,801,738,000
Employee benefit plans	753,384,000	741,143,000
Deferred taxes	1,642,469,000
Non-current provisions for employee benefits	304,921,000	332,322,000
Other liabilities	381,817,000	330,520,000
Total non-current liabilities	107,322,352,000	110,210,475,000
TOTAL LIABILITIES	121,194,262,000	123,983,346,000
Equity
Share capital	24,250,120,000	24,235,546,000
Capital reserves	76,870,000	80,742,000
Treasury shares	(1,625,577,000)	(1,511,146,000)
Profit reserves	20,103,660,000	20,118,234,000
Accumulated other comprehensive income	763,531,000	888,669,000
Retained earnings	6,129,289,000
Controlling shareholders'	49,697,893,000	43,812,045,000
Non-controlling interest	153,620,000	140,128,000
Total equity	49,851,513,000	43,952,173,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	R$ 171,045,775,000	R$ 167,935,519,000